Organization and Principal Activities (Details Narrative)				12 Months Ended
	Jul. 28, 2017 USD ($) $ / shares shares	May 09, 2017 $ / shares shares	Apr. 26, 2016 CNY (¥)	Dec. 31, 2017 USD ($) shares	Nov. 23, 2017	Nov. 21, 2017 shares	Dec. 31, 2016 shares	Dec. 29, 2016 USD ($)	Sep. 16, 2014
New shares issued, value				$ 18,205,522
Offering expenses				$ 1,262,562
Warrants issued to purchase shares | shares		91,042
Warrant exercise price, percentage		120.00%
Warrant exercise price | $ / shares		$ 12
Warrant exercisable term		2 years
Common stock, shares issued | shares				22,114,188			20,000,000
Common stock, shares outstanding | shares				22,114,188			20,000,000
Exclusive Option Agreement [Member]
Agreement term			10 years
Sheng Ying Xin [Member]
Percentage of ownership subsidiary					100.00%
Sheng Ying Xin [Member] | Exclusive Business Cooperation Agreement [Member]
Percentage of net profit			100.00%
IPO [Member]
Warrants issued to purchase shares | shares						91,042
IPO [Member] | New Investors [Member]
New shares issued | shares	2,023,146
Shares issued price per share | $ / shares	$ 10.00
New shares issued, value	$ 20,231,460
Offering expenses	1,262,562
Deferred issuing cost	$ 763,365
RMB [Member] | Exclusive Option Agreement [Member]
Consideration for exercise option | ¥			¥ 1
Sheng Ying Xin [Member]
Registered capital								$ 726,665
Percentage of ownership subsidiary								1.00%
Direct ownership percentage									99.00%
Indirect ownership percentage									1.00%
Sheng Ying Xin [Member] | RMB [Member]
Registered capital								$ 5,000,000
Mr. Jianxin Lin [Member]
Percentage of ownership subsidiary				73.89%